OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Parent (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£)
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 799	£ 882	£ 854
Santander UK Group Holdings plc
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 6	£ 7
Number of full-time staff | employee	0	0